Exhibit 99.2

AMERICAN HONDA FINANCE CORPORATION

Honda Auto Receivables 2013-3 Owner Trust

Regulation AB - Item 1100 (b)(3) - Supplemental Historical Information

December 2015

Loss and Cumulative Loss information	Current Month		Cumulative
For Assets Experiencing a Loss:	Units	Amount	Units	Amount
Gross Principal on Defaulted Receivables	27	301,052.58	773	12,284,555.91
Liquidation Proceeds and Recoveries on Defaulted Receivables	171	198,910.21	707	7,185,107.66
Net Loss Amount	27	102,142.37	773	5,099,448.25
Net Loss % of Average Portfolio Balance (Annualized)		0.34%
Cumulative Net Loss % of Initial Balance				0.33%
Average Net Loss of Assets Experiencing a Loss				6,596.96